Related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term benefits
Wages	$ 11	$ 10	$ 9
Direct and indirect benefits	1	2	1
Profit sharing program (“PLR”)	11	12	10
Total short- term benefits	23	24	20
Long-term benefits
Shares based	14	18	12
Severance	2	2	1
Total short and long-term benefits	$ 39	$ 44	$ 33